Unaudited Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Diluted loss per share after the 100-1 reverse stock split	$ (1.04)	$ (3.19)	$ (8.61)	$ (59.20)